Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 005	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value:	$ 888,956,383
Notes receivable from participants	7,090,775
Investments, fair value	$ 896,047,158
Entity tax identification number	85-0468296
Plan number	005
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Outstanding loans interest rates	5.75%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Outstanding loans interest rates	11.00%
Investment, Identifier [Axis]: Acadian All Country World ex US Equity | Collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value:	$ 60,665,284
Investment, Identifier [Axis]: Allspring Discovery Small/Mid-Cap Growth CIT; Class E1 | Collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value:	11,392,299
Investment, Identifier [Axis]: JPMCB Large Cap Growth Fund; CF-2 Class | Collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value:	82,625,315
Investment, Identifier [Axis]: Met West Total Ret Bond P | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value:	56,493,552
Investment, Identifier [Axis]: PIMCO Inflation Response Multi-Asset Fund; Inst. Class | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value:	848,205
Investment, Identifier [Axis]: TXNM Energy, Inc. Common Stock Fund | Company stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value:	6,990,503
Investment, Identifier [Axis]: Vanguard Index Fund | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value:	150,869,901
Investment, Identifier [Axis]: Vanguard Institutional Target Retirement 2020 | Collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value:	11,605,047
Investment, Identifier [Axis]: Vanguard Institutional Target Retirement 2025 | Collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value:	42,682,421
Investment, Identifier [Axis]: Vanguard Institutional Target Retirement 2030 | Collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value:	20,165,462
Investment, Identifier [Axis]: Vanguard Institutional Target Retirement 2035 | Collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value:	53,316,802
Investment, Identifier [Axis]: Vanguard Institutional Target Retirement 2040 | Collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value:	18,562,789
Investment, Identifier [Axis]: Vanguard Institutional Target Retirement 2045 | Collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value:	56,684,210
Investment, Identifier [Axis]: Vanguard Institutional Target Retirement 2050 | Collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value:	20,465,469
Investment, Identifier [Axis]: Vanguard Institutional Target Retirement 2055 | Collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value:	14,778,077
Investment, Identifier [Axis]: Vanguard Institutional Target Retirement 2060 | Collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value:	10,198,422
Investment, Identifier [Axis]: Vanguard Institutional Target Retirement 2065 | Collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value:	3,637,149
Investment, Identifier [Axis]: Vanguard Institutional Target Retirement 2070 | Collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value:	654,975
Investment, Identifier [Axis]: Vanguard Institutional Target Retirement Income | Collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value:	23,893,582
Investment, Identifier [Axis]: Vanguard Prime Money Market Fund | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value:	38,835,230
Investment, Identifier [Axis]: Vanguard Retirement Savings Trust III | Collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value:	38,626,876
Investment, Identifier [Axis]: Vanguard Wellington Fund | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value:	109,716,721
Investment, Identifier [Axis]: Vanguard Windsor II Fund | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value:	49,621,191
Investment, Identifier [Axis]: Victory Integrity Small/Mid-Cap Value Fund; Y | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value:	$ 5,626,901